Retail Class Prospectus | State Farm Bond Fund
STATE FARM BOND FUND (BNSAX) (BNSBX) (SFBAX) (SFBBX)
Investment Objective:
The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 79 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class Prospectus State Farm Bond Fund (USD $)		Class A	Class B	Legacy Class A	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		3.00%	none	3.00%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	3.00%	none	3.00%
Maximum account fee	[1]	none	none	none	none
[1]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Class Prospectus State Farm Bond Fund	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.65%	0.25%	0.65%
Other Expenses	0.32%	0.32%	0.32%	0.32%
Acquired Fund Fees & Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.69%	1.09%	0.69%	1.09%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail Class Prospectus State Farm Bond Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	368	514	673	1,133
Class B	411	622	801	1,216
Legacy Class A	368	514	673	1,133
Legacy Class B	411	622	801	1,216

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Retail Class Prospectus State Farm Bond Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	111	347	601	1,216
Legacy Class B	111	347	601	1,216

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
               The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. (“SFIMC” or the “Manager”) has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:
  Corporate Debt Securities:      investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities
  U.S. Government Debt Securities:     securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities
  Foreign Government Debt Securities:      investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars
  Asset Backed and Mortgage Backed Securities:     investment grade securities backed by mortgages, consumer loans and other assets
  Other Issuer Debt Securities:     the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.
The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
               Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:
  Management Risk.     The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Interest Rate Risk and Call Risk.      The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.
  Prepayment Risk.      The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.
  Credit Risk.      The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Corporate bonds are subject to greater credit risk than U.S. Government bonds.
  High Yield, High Risk Securities.       Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.
  Liquidity Risk.      The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
  Income Risk.      The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.
You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 4.74%, during the third quarter of 2002. Worst quarter: -2.88%, during the second quarter of 2004.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Legacy Class A shares only, and the after-tax returns for Class A, Class B and Legacy Class B shares will vary.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns - Retail Class Prospectus State Farm Bond Fund		1 Year	5 Years	10 Years (or life of class, if less)	Since Inception	Inception Date
Legacy Class A Shares		4.84%	5.81%	4.99%
Legacy Class B Shares		4.61%	5.71%	4.91%
Class A Shares		4.75%	5.81%		6.02%	May 01, 2006
Class B Shares		4.62%	5.71%		6.03%	May 01, 2006
Return After Taxes on Distributions Legacy Class A Shares		3.75%	4.40%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares Legacy Class A Shares		3.12%	4.13%	3.39%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.)	[1]	7.84%	6.50%	5.78%
[1]	Index return for Class A and Class B shares, since inception, computed from May 1, 2006 is 6.72%.